Not FDIC Insured May Lose Value No Bank Guarantee
192-Q1PH

Schedule of Investments
(unaudited)
Franklin Real Estate Securities Fund 2
Notes to Schedule of Investments 4

Franklin Real Estate Securities Trust
Schedule of Investments (unaudited), July 31, 2025
Franklin Real Estate Securities Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares a Value
a
Common Stocks 99.5%
Data Center REITs 11.3%
Digital Realty Trust, Inc. ................................ United States 64,878 $ 11,447,074
Equinix, Inc. ......................................... United States 20,965 16,461,089
27,908,163
Diversified REITs 2.3%
Broadstone Net Lease, Inc. .............................. United States 141,273 2,294,274
Essential Properties Realty Trust, Inc. ...................... United States 113,427 3,458,389
5,752,663
Health Care REITs 16.4%
American Healthcare REIT, Inc. ........................... United States 98,117 3,791,241
Sabra Health Care REIT, Inc. ............................ United States 183,302 3,304,935
Ventas, Inc. .......................................... United States 124,902 8,390,916
Welltower, Inc. ....................................... United States 151,680 25,037,818
40,524,910
Hotel & Resort REITs 1.8%
Ryman Hospitality Properties, Inc. ......................... United States 33,287 3,164,262
Sunstone Hotel Investors, Inc. ............................ United States 142,565 1,247,444
4,411,706
Industrial REITs 8.7%
Americold Realty Trust, Inc. .............................. United States 71,327 1,146,938
EastGroup Properties, Inc. .............................. United States 23,957 3,910,741
First Industrial Realty Trust, Inc. .......................... United States 72,017 3,508,668
Prologis, Inc. ......................................... United States 122,282 13,057,272
21,623,619
Multi-Family Residential REITs 8.9%
AvalonBay Communities, Inc. ............................ United States 45,622 8,498,466
Camden Property Trust ................................. United States 58,830 6,424,236
Essex Property Trust, Inc. ............................... United States 4,484 1,166,647
a,b
GO Residential Real Estate Investment Trust , 144A , Reg S ...... United States 84,763 1,144,300
Independence Realty Trust, Inc. .......................... United States 101,658 1,704,805
UDR, Inc. ........................................... United States 76,264 2,996,413
21,934,867
Office REITs 2.9%
BXP, Inc. ............................................ United States 40,431 2,645,400
Cousins Properties, Inc. ................................ United States 119,024 3,225,551
Vornado Realty Trust ................................... United States 35,133 1,349,810
7,220,761
Other Specialized REITs 3.0%
Iron Mountain, Inc. .................................... United States 76,134 7,412,406
Real Estate Services 2.5%
a
CBRE Group, Inc. , A ................................... United States 39,476 6,147,992
a
Retail REITs 16.0%
Agree Realty Corp. .................................... United States 52,523 3,765,899
Brixmor Property Group, Inc. ............................. United States 227,961 5,956,621
Curbline Properties Corp. ............................... United States 90,193 1,993,265
Macerich Co. (The) .................................... United States 111,311 1,860,007
NETSTREIT Corp. .................................... United States 253,898 4,628,561
Realty Income Corp. ................................... United States 196,731 11,042,511
Regency Centers Corp. ................................. United States 83,568 5,966,755

Franklin Real Estate Securities Trust
Schedule of Investments (unaudited)
Franklin Real Estate Securities Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares a Value
a
Common Stocks
(continued)
Retail REITs (continued)
Simon Property Group, Inc. .............................. United States 25,969 $ 4,253,463
39,467,082
Self-Storage REITs 6.3%
CubeSmart .......................................... United States 106,830 4,156,755
Extra Space Storage, Inc. ............................... United States 74,870 10,059,533
Smartstop Self Storage REIT, Inc. ......................... United States 38,093 1,290,591
15,506,879
Single-Family Residential REITs 5.0%
American Homes 4 Rent , A .............................. United States 219,590 7,617,577
Equity LifeStyle Properties, Inc. ........................... United States 80,813 4,842,315
12,459,892
Telecom Tower REITs 12.2%
American Tower Corp. .................................. United States 108,183 22,544,255
Crown Castle, Inc. ..................................... United States 26,985 2,835,854
SBA Communications Corp. , A ........................... United States 21,907 4,922,941
30,303,050
Timber REITs 2.2%
Weyerhaeuser Co. .................................... United States 215,281 5,392,789
Total Common Stocks (Cost $ 174,130,424 ) .....................................
246,066,779
Short Term Investments 0.6%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.6%
c,d
Institutional Fiduciary Trust - Money Market Portfolio , 4.254% .... United States 1,361,850 1,361,850
Total Money Market Funds (Cost $ 1,361,850 ) ...................................
1,361,850
Total Short Term Investments (Cost $ 1,361,850 ) .................................
1,361,850
a
Total Investments (Cost $ 175,492,274 ) 100.1% ..................................
$247,428,629
Other Assets, less Liabilities (0.1) % ...........................................
(136,470)
Net Assets 100.0% ...........................................................
$247,292,159
See Abbreviations on page 5 .
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2025, the value of this security was
$1,144,300, representing 0.5% of net assets.
c
See Note 3 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Real Estate Securities Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin Real Estate Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Real Estate Securities Fund (Fund). The
Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended July 31,
2025, the Fund held investments in affiliated management investment companies as follows:

Franklin Real Estate Securities Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At July 31, 2025, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs.
For detailed categories, see the accompanying Schedule of Investments.
Abbreviations
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Real Estate Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio , 4.254% $1,190,280 $6,660,842 $(6,489,272) $— $— $1,361,850 1,361,850 $12,485
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio , 4.254% $— $4,753,000 $(4,753,000) $— $— $— — $6,421
Total Affiliated Securities ... $1,190,280 $11,413,842 $(11,242,272) $— $— $1,361,850 $18,906
Selected Portfolio
REIT Real Estate Investment Trust
3. Investments in Affiliated Management Investment Companies
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.